Equity method investment, net - Summary combined unaudited financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Summary combined unaudited financial information for these equity method investees
Current assets	¥ 858,895		¥ 1,627,299		$ 124,528
Non-current assets	217,784		285,684		31,576
Total assets	1,076,679		1,912,983		156,104
Current liabilities	949,721		1,580,731		137,697
Total liabilities	981,285		1,609,306		142,273
Equity	95,394		303,677	¥ 1,465,998	13,831	¥ 1,589,055
Total liabilities and equity	1,076,679		1,912,983		$ 156,104
Revenue	245,948	$ 35,659	942,380	2,451,287
Net (loss) income for the year	(239,588)	$ (34,737)	(1,202,997)	(221,375)
Equity method investees
Summary combined unaudited financial information for these equity method investees
Current assets	854,415		746,693
Non-current assets	171,618		173,579
Total assets	1,026,033		920,272
Current liabilities	226,849		207,316
Total liabilities	226,849		207,316
Equity	799,184		712,956
Total liabilities and equity	1,026,033		920,272
Revenue	5,569		4,094	56,545
Operating income/(loss)	(14,412)		(4,253)	22,009
Net (loss) income for the year	¥ (14,093)		¥ (3,994)	¥ 22,431